Property and equipment net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Subtotal	$ 46,122	$ 97,491
Accumulated depreciation	(9,342)	(55,198)
Total	36,780	42,293
Machinery and equipment
Subtotal	0	64,938
Transportation equipment.
Subtotal	29,450	29,489
Office equipment
Subtotal	$ 16,672	$ 3,064